Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a)        Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

(b)         Principles of Consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2012 was 25.2%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2012 was 53.96%) and (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (ownership interest as of December 31, 2012 was 50%).

Subsidiaries included in the consolidation:

Company Name	Nature / Vessel Name	Effective Ownership Interest	Country of Incorporation	Statement of operations
				2012	2011	2010
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/Vessel Owning Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/23 -12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/24 -12/31
Astra Maritime Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hyperion Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 1/7
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	—	—	3/18 - 5/27
Amorgos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Andros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Antiparos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ikaria Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Kos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Mytilene Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skiathos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Syros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skopelos Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Sifnos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ios Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Thera Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Crete Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Rhodes Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Tinos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Portorosa Marine Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 -12/31	1/1 -12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Chilali Corp.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 3/17
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Surf Maritime Co.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 5/19
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pandora Marine Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 11/14
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 14/6	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Customized Development S.A.	Vessel Owning Company	100%	Liberia	—	—	1/1 - 11/14
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/16 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/12 - 12/31	—
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/20 - 12/31	—
Cinthara Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/3 - 12/31	—
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Mandora Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	10/17 - 12/31	—
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 - 12/31	—	—
Navios Maritime Acquisition Corporation and Subsidiaries (1) :
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1-3/30	10/05 -12/31
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Shipping Ltd. Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
Petrovia Internacional S.A.	Land-Owning Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercopar S.A.C.I.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercofluvial S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Petrolera San Antonio S.A.	Port Facility Operating Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Stability Oceanways S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navarra Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Pelayo Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	4/14 - 12/31	—
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/16 - 12/31	—
Merco Parana S.A.	Barge Owning Company	63.8%	Argentina	7/1 - 12/31	—	—

  On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

  On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A.

(c)     Use of Estimates: The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)    Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)    Restricted Cash: As of December 31, 2012 and 2011, restricted cash included $10,914 and $4,059, respectively, which related to amounts held in retention account in order to service debt and interest payments and $13,200 and $1,500, respectively, which related to additional security, as required by certain of Navios Holdings' credit facilities.

In addition, as of December 31, 2012 and 2011, the restricted balance with NOS ASA, a Norwegian clearing house, was $0 and $250, respectively. Also included in restricted cash as of December 31, 2012 and 2011 are amounts held as security in the form of letters of guarantee or letters of credit totaling $590 and $590, respectively.

(f)    Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims   pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

(g)    Inventories: Inventories, which are comprised of lubricants and stock provisions on board the vessels, as well as petroleum products held by Navios Logistics, are valued at the lower of cost or market value as determined on the first-in, first-out basis.

(h)    Vessel, Port Terminal. Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminal, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, port terminal, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.
Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels	25 years
Port facilities and transfer station	3 to 40 years
Tanker vessels, barges and push boats	15 to 44 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company's vessels based on a scrap value of $285 per lightweight ton, as the Company believes this level is reasonable and common in the shipping industry. Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(i)     Deposits for Vessel Acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels and other long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2012, 2011 and 2010 amounted to $1,453, $4,303 and $11,295, respectively.

(j)     Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

(k)     Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel, and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actual, assuming an annual increase of 3.0% after 2014 and a utilization rate of 98.3% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.

 In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is typically estimated primarily through the use of third-party valuations performed on an individual vessel basis.

Although management believes the underlying assumptions supporting this assessment are reasonable, if the charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future which could expose Navios Holdings to material impairment charges in the future.

No impairment loss was recognized for any of the periods presented.

(l)     Deferred Drydock and Special Survey Costs: The Company's vessels, barges and push boats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for vessels, every 60 months for oceangoing vessels and every 84 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels, barges and push boats sold are written-off to income in the year the vessel, barge or push boat is sold.

         Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization was $7,289, $5,364, and $3,306, respectively.

(m)    Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write offs for each of the years ended December 31, 2012, 2011 and 2010 were $6,309, $5,580 and $11,752, respectively.

(n)    Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on discounted cash flow analysis and believes that the discounted cash flow analysis is the best indicator of fair value for its individual reporting units.

 The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows from the shipping operations were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of two year forward freight agreements and the 10-year average historical charter rates available for each type of vessel adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time horizon for long lived assets. The future cash flows from logistics operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.

 If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

No impairment loss was recognized for any of the periods presented.

(ii) Intangibles Other Than Goodwill: Navios Holdings' intangible assets and liabilities consist of favorable lease terms, unfavorable lease terms, customer relationships, trade name and port terminal operating rights. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction to use that trade name. The asset is being amortized under the straight line method over 32 years. Navios Logistics' trade name is being amortized under the straight line method over 10 years.

 The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method over 20 years.

Other intangibles that are being amortized, such as customer relationships and port terminal operating rights, would be considered impaired if their carrying value could not be recovered from the future undiscounted cash flows associated with the asset.

 When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company's vessels and the Company's weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of comprehensive income in the Depreciation and Amortization line item.

The amortizable value of favorable leases would be considered impaired if its fair market value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. As of December 31, 2012, there was no impairment of intangible assets.

 Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel (Note 8) and if not exercised, the intangible will be written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date it will be written-off to the statements of income.

 The weighted average amortization periods for intangibles are:

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms (*)	6.6
Unfavorable lease terms (**)	4.7
Port terminal operating rights	30.0
Customer relationships	20.0

(*)  The intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels. As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(**)  The intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties.. As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

(o)    Foreign Currency Translation: The Company's functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Reales and Guaranies whereas the Company's wholly-owned vessel subsidiaries and the vessel management subsidiary transact a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of comprehensive income. The foreign currency exchange losses recognized in the consolidated statement of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010, were $217, $383 and $20, respectively.

(p)    Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide the lower amount within the range. See Note 14, “Commitments and Contingencies” for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs.

Provisions for estimated losses on uncompleted voyages and vessels time chartered to others are provided for in the period in which such losses are determined. As of December 31, 2012 and 2011, the balance for provision for loss making voyages in progress was $4,974 and$1,652, respectively.

(p)    Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company currently has two reportable segments: the Drybulk Vessel Operations segment and the Logistics Business segment. Previously, the Company had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The Drybulk Vessel Operations segment consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. Following the acquisition of Horamar and the formation of Navios Logistics, the Company has renamed its Port Terminal Segment as the Logistics Business Segment, and this segment includes the activities of Horamar, which provides similar products and services in the region as Navios Holdings' legacy port facility. The Tanker Vessel Operations segment consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.

(r)    Revenue and Expense Recognition:

Revenue Recognition: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from the following sources, (1) transportation of cargo, (2) time charter of vessels and (3) port terminal operations.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo.

Revenues arising from contracts that provide our customers with continuous access to convoy capacity are recognized ratably over the period of the contracts.

 Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.

 Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium term charters. All other charters are considered long term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Revenues from port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into the silos for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Recovery of lost revenue under credit default insurance for charterers is accounted for as gain contingency and is recognized when all contingencies are resolved. The amount of recovery of lost revenue is recorded within the caption  “Revenue” and any amount recovered in excess of the lost revenue is recorded within the caption “Other income”.

 Expenses related to our revenue-generating contracts are recognized as incurred.

Forward Freight Agreements (FFAs): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, the FFAs are “marked to market” quarterly to determine the fair values which generate unrealized gains or losses. Trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis. See Note 12.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers' liability insurances, provision for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses.

 Direct Vessel Expenses: Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

(s)    Employee benefits:

Pension and Retirement Obligations-Crew: The Company's ship-owning subsidiaries employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Provision for Employees' Severance and Retirement Compensation: The employees in the Company's office in Greece are protected by Greek labor law. According to the law, the Company is required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under FASB guidance on employer's accounting for pension. The Company is required to annually value the statutory terminations indemnities liability. Management obtains a valuation from independent actuaries to assist in the calculation of the benefits. The Company provides, in full, for the employees' termination indemnities liability. This liability amounted to $686 and $603 at December 31, 2012 and 2011, respectively.

 U.S. Retirement Savings Plan: The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services. See Note 13.

Other Post-Retirement Obligations: The Company has a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits is only to these former employees. The expected costs of these benefits are accrued each year, using an accounting methodology similar to that for defined benefit pension plans. These obligations are valued annually by independent actuaries.

Stock-Based Compensation: In December 2012, 2011 and 2010, the Company authorized the issuance of shares of restricted common stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. These awards of restricted common stock restricted stock units and stock options are based on service conditions only and vest over three years. In December 2012, the Company also authorized the issuance of shares of restricted common stock, restricted stock units and stock options for its employees, officers and directors that vest on April 30, 2014 upon achievement of certain internal performance criteria and set targets.

The fair value of stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met.

(t)       Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt and capital leases. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. Derivative counterparties and cash transactions are limited to high quality credit financial institutions.

Interest Rate Risk: Any differential to be paid or received on an interest rate swap agreement is recognized as a component of gain/loss on derivatives over the period of the agreement. Gains and losses on early termination of interest rate swaps are taken to the consolidated statement of income. The effective portion of changes in the fair value of interest rate swap agreements that are designated and qualify as cash flow hedges are recognized in equity. The gain or loss relating to the ineffective portion was recognized in the statement of income until the swap agreements expired during 2010.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances adequately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

 Accounting for Derivative Financial Instruments and Hedging Activities:

The Company may enter into drybulk shipping FFAs as economic hedges relating to identifiable ship and/or cargo positions and as economic hedges of transactions the Company expects to carry out in the normal course of its shipping business. By utilizing certain derivative instruments, including drybulk shipping FFAs, the Company manages the financial risk associated with fluctuating market conditions. In entering into these contracts, the Company has assumed the risk that might arise from the possible inability of counterparties to perform in accordance with the terms of their contracts.

The Company also trades drybulk shipping FFAs which are cleared through LCH, the London clearing house. LCH calls for both base and margin collateral, which are funded by Navios Holdings, and which in turn substantially eliminate counterparty risk. Certain portions of these collateral funds may be restricted at any given time as determined by LCH.

At the end of each calendar quarter, the fair value of drybulk shipping FFAs traded over-the-counter are determined from an index published in London, United Kingdom and the fair value of those FFAs traded with LCH is determined from the LCH valuations accordingly.

The Company records all of its derivative financial instruments and hedges as economic hedges.

The Company classifies cash flows related to derivative financial instruments within cash provided by operating activities in the consolidated statements of cash flows.

(u)      Earnings Per Share: Basic earnings per share are computed by dividing net income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (convertible preferred stock, stock options and warrants) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation. For the year ended December 31, 2011, preferred stock dividends of subsidiaries and preferred stock dividends attributable to the noncontrolling interest were included in the calculation of net income attributable to Navios Holdings common stockholders. Restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted stock and restricted stock units assumed to be outstanding during the period. Convertibles shares are included in the calculation of the diluted earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period.

(v)      Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regime.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

(w)      Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.

(x)      Guarantees: A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made. On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Notes 16 and 25).

(y)      Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.

For charters classified as finance type leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r) “Revenue and Expense Recognition”.

For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight line basis over the rental periods of such charter agreements. The expense in included under the line “Time charter, voyage and logistics business expenses”.

(z)      Accounting for the Acquisition of Horamar: The Company accounted for the acquisition of Horamar Group as a partial sale of CNSA to the noncontrolling shareholders of Navios Logistics, and a partial acquisition of Horamar. Horamar's assets and liabilities were revalued to 100% of their respective fair values, and CNSA's assets and liabilities were recorded at carryover basis, reflecting the common control nature of the transaction. The contingent consideration for the transaction, which was held in escrow, was fully settled in June 2010.

(aa)     Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs   over its par value is recorded in additional paid-in capital.

(ab)     Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings and FFA counterparties, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

(ac)     Convertible Preferred Stock: The Company's 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) are recorded at fair market value on issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.

(ad)     Investment in Available for Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive income (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. Management evaluates securities for other than temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the investee, and (3) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition and Navios Partners for OTTI on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects of Navios Partners and Navios Acquisition, and (3) the intent and ability of the Company to retain its investment in Navios Acquisition and Navios Partners for a period of time sufficient to allow for any anticipated recovery in fair value.

(ae)       Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level I measurements) and the lowest priority to unobservable inputs (level III measurements). The three levels of the fair value hierarchy under guidance on Fair Value Measurements are described below:
Basis of Fair Value Measurement
Level I: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level II: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level III: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In   determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(af)     Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels I and II of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level III reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level II or Level III. Navios Holdings adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level III, which was effective for Navios Holdings beginning in the first quarter of fiscal year 2012. The adoption of the new standard did not have a significant impact on Navios Holdings' consolidated financial statements.
Goodwill Impairment Guidance
In September 2011, the FASB issued an update to simplify how public entities test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment was adopted by Navios Holdings in the first quarter of 2012. The adoption of the new amendments did not have a significant impact on Navios Holdings' consolidated financial statements.
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. Navios Holdings has not yet adopted the new amendments. The adoption of the new standard is not expected to have a significant impact on Navios Holdings' consolidated financial statements